Subsequent Event	12 Months Ended
Jan. 03, 2016
Subsequent Events [Abstract]
Subsequent Event
Subsequent Events
On January 26, 2016, Teledyne’s Board of Directors approved a stock repurchase program authorizing the Company to repurchase up to an additional 3,000,000 shares of its common stock.  See Note 8 to the Consolidated Financial Statements for additional information about our stock repurchase program.